Income Taxes - reconciliation of (loss) income before income taxes (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Taxes
Income (loss) before income taxes	$ 11,179	$ (16,784)	$ 167,829
Computed (expense) recovery of income taxes	(6,521)	4,743	(50,137)
Decrease (increase) in income taxes resulting from:
Effect of change in income tax rate	(13)	891	0
Other non-taxable income	(1)	24	45
Revisions to prior years	(21)	88	(1,355)
Capital gains and losses on dispositions, net	35	(7,663)	(5,357)
Resource property revenue taxes	(4,433)	(830)	356
Unrecognized losses in current year	(1)	(228)	(1,411)
Previously unrecognized deferred income tax assets, net	113	1,229	3,041
Permanent differences	(92)	(178)	(306)
Other, net	(33)	305	(494)
Provision for income taxes	$ (10,967)	$ (1,619)	$ (55,618)